UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23763

First Trust Real Assets Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

First Trust
Capital Management

FIRST TRUST REAL ASSETS FUND

Class A Shares - FTRDX
Class I Shares - FTREX

Semi-Annual Report
September 30, 2022
(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P: 773.828.6700

First Trust Real Assets Fund

This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Real Assets Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Real Assets Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 15.8%
$150,000	Bryant Park Commercial Real Estate Partners I LP Series 2022-FL2, Class C, 7.52% (1-Month Term SOFR+450 basis points), 1/16/2037[1,2,3,4]	$148,619
200,000	Deephaven Residential Mortgage Trust Series 2021-2, Class B1, 3.17%, 4/25/2066[1,2,4]	136,900
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2022-HQA3, Class M2, 7.63% (30-Day SOFR Average+535 basis points), 8/25/2042[1,2,3,4]	232,165
250,000	GCAT 2021-NQM6 Trust Series 2021-NQM6, Class M1, 3.41%, 8/25/2066[1,2,4]	207,655
200,000	GCAT 2022-NQM4 Trust Series 2022-NQM4, Class A3, 5.73%, 8/25/2067[1,2,5]	193,695
200,000	Home RE Ltd. Series 2019-1, Class M2, 6.33% (1-Month USD Libor+325 basis points), 5/25/2029[1,2,3,4]	196,586
	JP Morgan Mortgage Trust 2016-4
186,590	Series 2016-4, Class B3, 3.81%, 10/25/2046[1,2,4]	163,246
120,700	Series 2016-4, Class B4, 3.81%, 10/25/2046[1,2,4]	81,154
164,712	Series 2016-4, Class B5, 3.81%, 10/25/2046[1,2,4]	89,114
150,000	Med Trust Series 2021-MDLN, Class G, 8.07% (1-Month USD Libor+525 basis points), 11/15/20381,3,4	138,869
250,000	New Residential Mortgage Loan Trust Series 2022-NQM1, Class M1, 3.60%, 1/25/2026[1,2,4]	186,575
246,952	Pretium Mortgage Credit Partners LLC Series 2021-RN1, Class A1, 1.99%, 2/25/2061[1,2,5]	231,775
263,816	PRPM 2021-3 LLC Series 2021-3, Class A1, 1.87%, 4/25/2026[1,2,5]	241,534
221,812	PRPM 2021-6 LLC Series 2021-6, Class A1, 1.79%, 7/25/2026[1,2,5]	205,196
200,000	Radnor RE 2022-1 Ltd. Series 2022-1, Class M1B, 8.93% (30-Day SOFR Average+675 basis points), 9/25/2032[1,2,3,4]	199,032
200,000	Triangle RE Ltd. Series 2021-3, Class M2, 6.03% (30-Day SOFR Average+375 basis points), 2/25/2034[1,2,3,4]	179,393
200,000	Verus Securitization Trust 2021-1 Series 2021-1, Class M1, 1.97%, 1/25/2066[1,2,4]	143,766
	TOTAL ASSET-BACKED SECURITIES
	(Cost $3,140,598)	2,975,274

See accompanying notes to Financial Statements.

First Trust Real Assets Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
$200,000	Bellemeade Re Ltd. Series 2022-1, Class M2, 6.88% (30-Day SOFR Average+460 basis points), 1/26/2032[1,2,3,4]	$182,405
300,000	Eagle RE Ltd. Series 2020-1, Class B1, 5.93% (1-Month USD Libor+285 basis points), 1/25/2030[1,2,3]	279,576
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $474,045)	461,981

Number of Shares
	PRIVATE INVESTMENT FUNDS — 11.7%
N/A	Cbre U.S. Core Partners, LP	750,000
N/A	Pender Capital Asset Based Lending Fund I, LP	1,450,000
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $2,200,000)	2,200,000
	REAL ESTATE INVESTMENT TRUSTS — 36.6%
43,496	Bailard Real Estate Investment Trust LP	1,553,984
45,357	Invesco Real Estate Income Trust, Inc.	1,466,207
107,365	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I	1,601,882
51,538	RREEF Property Trust, Inc. - Class D	887,490
49,470	Starwood Real Estate Income Trust, Inc.	1,366,477
		6,876,040
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $6,804,439)	6,876,040
	SHORT-TERM INVESTMENTS — 28.2%
5,287,032	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 2.76%[6]	5,287,032
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,287,032)	5,287,032
	TOTAL INVESTMENTS — 94.8%
	(Cost $17,906,114)	17,800,327
	Assets in Excess of Other Liabilities — 5.2%	973,983
	TOTAL NET ASSETS — 100.0%	$18,774,310

LLC — Limited Liability Company
LP — Limited Partnership

[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,437,255, which represents 18.31% of the total net assets of the Fund.
[2] Callable.

[3] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[5] Step rate security.
[6] The rate is the annualized seven-day yield at period end.

See accompanying notes to Financial Statements.

First Trust Real Assets Fund

SUMMARY OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Securities With Restrictions on	Redemptions	Redemption			Original
Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Bailard Real Estate Investment Trust, Inc.[1]	Quarterly	30 Days	$1,550,000	$1,553,984	6/29/2022
Cbre U.S. Core Partners, LP1	Quarterly	60 Days	750,000	750,000	9/30/2022
Invesco Real Estate Income Trust, Inc.	Monthly	30 Days	1,450,000	1,466,207	4/29/2022
Pender Capital Asset Based Lending Fund I, LP1	Quarterly	90 Days	1,450,000	1,450,000	5/2/2022
Starwood Real Estate Income Trust, Inc.	Monthly	2 Days	1,350,000	1,366,477	4/29/2022
Totals:			$6,550,000	$6,586,668

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

See accompanying notes to Financial Statements.

First Trust Real Assets Fund

SUMMARY OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	15.8%
Collateralized Mortgage Obligations	2.5%
Private Investment Funds	11.7%
Real Estate Investment Trusts	36.6%
Short-Term Investments	28.2%
Total Investments	94.8%
Other Assets in Excess of Liabilities	5.2%
Total Net Assets	100.0%

See accompanying notes to Financial Statements.

First Trust Real Assets Fund

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2022 (Unaudited)

Assets:
Investments, at fair value (Cost $17,906,114)	$17,800,327
Cash	427,419
Receivables:
Investments purchased in advance	250,000
Deferred organizational and offering costs (see Note 2)	183,625
Due from Adviser	97,756
Dividends and interest	44,471
Prepaid expenses	13,137
Total assets	18,816,735

Liabilities:
Payables:
Auditing fees	22,128
Distribution fees - Class I (Note 3)	9,869
Shareholder reporting fees	5,361
Chief Compliance Officer fees	3,645
Fund services expense	968
Accrued other expenses	454
Total liabilities	42,425
Net Assets	$18,774,310

Components of Net Assets
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$18,855,667
Total accumulated deficit	(81,357)
Net Assets	$18,774,310

Class I Shares:
Net assets applicable to shares outstanding	$18,774,310
Shares of beneficial interest issued and outstanding	1,879,878
Net asset value, offering and redemption price per share	$9.99

See accompanying Notes to Financial Statements.

First Trust Real Assets Fund
STATEMENT OF OPERATIONS
For the Period May 2, 2022 (commencement of operations) to September 30, 2022 (Unaudited)

Investment Income:
Dividends	$12,869
Interest	79,833
Total investment income	92,702

Expenses:
Advisory fees	53,292
Legal fees	51,767
Offering costs (see Note 2)	31,523
Auditing fees	22,128
Organizational expenses	15,211
Chief Compliance Officer fees	10,678
Distribution fees - Class I (Note 3)	9,869
Shareholder reporting fees	9,784
Trustees' fees and expenses	6,826
Fund services expense	1,870
Miscellaneous	454
Total expenses	213,402
Advisory fees waived	(53,292)
Other expenses absorbed	(94,976)
Net expenses	65,134
Net investment income	27,568

Realized and Unrealized Gain (Loss):
Net realized loss on investments	(3,138)
Net change in unrealized appreciation/depreciation on investments:	(105,787)
Net realized and unrealized gain (loss) on investments	(108,925)
Net Decrease in Net Assets from Operations	$(81,357)

See accompanying Notes to Financial Statements.

First Trust Real Assets Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

For the Period
May 2, 2022[1]
Through
September 30, 2022
(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$27,568
Net realized loss on investments	(3,138)
Net change in unrealized appreciation/depreciation on investments	(105,787)
Net decrease in net assets resulting from operations	(81,357)

Capital Transactions:
Net proceeds from shares sold:
Class I	18,755,667
Net increase in net assets from capital transactions	18,755,667
Total increase in net assets	18,674,310

Net Assets:
Beginning of period[2]	100,000
End of period	$18,774,310

Capital Share Transactions:
Shares sold:
Class I	1,879,878
Net increase in capital share transactions	1,879,878

[1]	Commencement of operations.
[2]	First Trust Capital Management L.P. (the "Investment Manager") made the initial share purchase of $100,000 on April 1, 2022. The total initial share purchase of $100,000 included 10,000 shares purchased at $10.00 per share.

See accompanying Notes to Financial Statements.

First Trust Real Assets Fund
STATEMENT OF CASH FLOWS
For the Period May 2, 2022 (commencement of operations) to September 30, 2022 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(81,357)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(12,790,151)
Sales of long-term portfolio investments	176,910
Purchase/Sales of short-term investments, net	(5,287,032)
Increase in investments purchased in advance	(250,000)
Increase in deferred organizational and offering costs (see Note 2)	(183,625)
Increase in due from adviser	(97,756)
Increase in dividends and interest	(44,471)
Increase in prepaid expenses	(13,137)
Increase in auditing fees	22,128
Increase in distribution fees - Class I (Note 3)	9,869
Increase in shareholder reporting fees	5,361
Increase in chief compliance officer fees	3,645
Increase in fund services expense	968
Increase in accrued other expenses	454
Net amortization on investments	(4,920)
Net realized gain on investments	(921)
Net change in unrealized appreciation/depreciation on investments	105,787
Net cash used for operating activities	(18,428,248)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	18,755,667
Net cash provided by financing activities	18,755,667

Net increase in cash	327,419

Cash:
Beginning of period	100,000
End of period	$427,419

See accompanying Notes to Financial Statements.

First Trust Real Assets Fund
FINANCIAL HIGHLIGHTS
Class I (Unaudited)

Per share operating performance.
For a capital share outstanding throughout the period.
For the Period
May 2, 2022*
Through
September 30, 2022
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income [1]	0.03
Net realized and unrealized loss on investments	(0.04)
Total from investment operations	(0.01)

Net asset value, end of period	$9.99

Total return [2]	(0.10)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,774
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed [3]	5.41%
After fees waived and expenses absorbed [3]	1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed [3]	(3.06)%
After fees waived and expenses absorbed [3]	0.70%

Portfolio turnover rate [2]	3%

* Commencement of operations.

1 Based on average shares outstanding for the period.

2 Not annualized.

3 Annualized.

See accompanying Notes to Financial Statements.

First Trust Real Assets Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2022 (Unaudited)

Note 1 - Organization

First Trust Real Assets Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Amended and Restated Agreement and Declaration of Trust dated December 8, 2021 (the “Declaration of Trust”). First Trust Capital Management L.P. serves as the investment adviser (the “Investment Manager”) of the Fund. Angel Oak Capital Advisors, LLC serves as sub-adviser to the Fund (the “Sub-Adviser” or “Angel Oak”). The Investment Manager and the Sub-Adviser are investment advisers registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in Class I Shares and Class A Shares. Only Class I Shares have been issued as of September 30, 2022.

The Fund’s investment objective is to seek to achieve long-term real return through current income and long-term capital appreciation. Real return is total return after adjusting for inflation.

The Fund commenced the public offering of Class I shares on May 2, 2022 and has publicly offered Class I Shares in a continuous offering since that time. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees, as described herein. The Shares are issued at net asset value per Share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 - Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

First Trust Real Assets Fund

NOTES TO FINANCIAL STATEMENTS ‐ Continued

September 30, 2022 (Unaudited)

The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board as of September 8, 2022, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Investment Manager (the “Valuation Designee”) subject to the oversight of the Board. Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or the Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or the Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or the Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Valuation Designee at amortized cost, which the Valuation Designee has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Valuation Designee not to reflect the Market value, the Valuation Designee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

The Fund will generally value shares of ETFs at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

First Trust Real Assets Fund

NOTES TO FINANCIAL STATEMENTS ‐ Continued

September 30, 2022 (Unaudited)

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period from the commencement of the Fund’s operations on May 2, 2022 through September 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

First Trust Real Assets Fund

NOTES TO FINANCIAL STATEMENTS ‐ Continued

September 30, 2022 (Unaudited)

(d) Distributions to Shareholders

The Fund intends to make quarterly distributions to its shareholders equal to 5% annually of the Fund’s net asset value per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time, and increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a regulated investment company. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess amount distributed would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gains.

(e) Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of trustees and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of the date of the accompanying financial statements are approximately $62,897 and $167,462, respectively.

Organizational costs incurred by the Fund are being reimbursed by the Investment Manager and are subject to recoupment by the Investment Manager in accordance with the Fund's expense limitation agreement discussed in Note 3. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 3, are amortized to expense over twelve months on a straight-line basis.

Note 3 – Investment Advisory and Other Agreements and Activity with Affiliates

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly fee equal to 1.35% on an annualized basis of the Fund’s net assets as of each month-end (the “Investment Management Fee”), subject to certain adjustments.

Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and Angel Oak, Angel Oak receives a portfolio management fee equal to 0.50% on an annualized basis of their portion of the Fund’s average daily net assets. The Sub-Adviser’s fee is paid by the Investment Manager out of the Investment Management Fee.

First Trust Real Assets Fund

NOTES TO FINANCIAL STATEMENTS ‐ Continued

September 30, 2022 (Unaudited)

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), in the amount necessary to ensure that total annual expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, (such as litigation expenses)) do not exceed 2.40% and 1.65% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”) for an initial term of one year from April 29, 2022, the effective date of the Expense Limitation and Reimbursement Agreement (“Initial Term”). The Expense Limitation and Reimbursement Agreement may not be terminated before that date by the Investment Manager. After the Initial Term, the Expense Limitation and Reimbursement Agreement may be terminated by the Fund or the Investment Manager upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit at the time of the recoupment.

For the period from the commencement of the Fund’s operations on May 2, 2022 through September 30, 2022, the Adviser has waived $53,292 in advisory fees and absorbed $94,976 in other expenses. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At September 30, 2022, the amount of these potentially recoverable expenses was $148,268. The Adviser may recapture all or a portion of this amount no later than March 31, 2026.

Pursuant to exemptive relief from the SEC, the Fund has adopted a distribution and service plan for Class A and Class I Shares. The Fund may pay a Distribution and Servicing Fee of up to 1.00% and 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class A and Class I Shares, respectively, to qualified recipients. Payment of the Distribution and Servicing Fee is governed by a Distribution and Service Plan for Class A and Class I Shares which, pursuant to the conditions of the exemptive order issued by the SEC, has been adopted by the Fund with respect to the applicable class in compliance with Rule 12b-1 under the Investment Company Act.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the Investment Company Act. As of September 30, 2022, the Investment Manager and its affiliates owned approximately $4,995,000 (or 26.6% of net assets) of the Fund and Charles Schwab & Co Inc. owned approximately $9,561,775 (or 50.9% of net assets) of the Fund.

First Trust Portfolios L.P., an affiliate of the Investment Manager, currently serves as the Fund’s distributor. UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the period from the commencement of the Fund’s operations on May 2, 2022 through September 30, 2022, the Fund’s allocated fees incurred for trustees are reported on the Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period from the commencement of the Fund’s operations on May 2, 2022 through September 30, 2022 are reported on the Statement of Operations.

First Trust Real Assets Fund

NOTES TO FINANCIAL STATEMENTS ‐ Continued

September 30, 2022 (Unaudited)

Note 4 – Federal Income Taxes

The Fund has elected to be treated and intends to qualify as a regulated investment company (a “RIC”) for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes out all of its income and gains each year.

Note 5 – Investment Transactions

For the period from the commencement of the Fund’s operations on May 2, 2022 through September 30, 2022, purchases and sales of investments, excluding short-term investments, were $12,790,151 and $176,081, respectively.

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Repurchase of Shares

The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a valuation date on or about January 22, April 22, July 22 and October 2231 of each year. In each repurchase offer, the Fund may offer to repurchase its shares at their net asset value as determined as of approximately January 22, April 22, July 22 and October 22, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the shares outstanding, but if the value of shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of shares tendered. In such event, Shareholders will have their shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund.

The results of the repurchase offers conducted for the period from the commencement of the Fund’s operations on May 2, 2022 through September 30, 2022, are as follows:

Repurchase offer
Commencement Date	September 28, 2022
Repurchase Request	October 21, 2022
Repurchase Pricing Date	October 21, 2022

Net Asset Value as of
Repurchase Offer Date
Class A Shares	$-
Class I Shares	$9.98

Amount Repurchased
Class A Shares	$-
Class I Shares	$271,692

Percentage of Outstanding
Shares Repurchased
Class A Shares	-%
Class I Shares	1.35%

First Trust Real Assets Fund

NOTES TO FINANCIAL STATEMENTS ‐ Continued

September 30, 2022 (Unaudited)

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2022:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$2,975,274	$-	$2,975,274
Collateralized Mortgage Obligations	-	461,981	-	461,981
Real Estate Investment Trusts	2,489,372	-	-	2,489,372
Short-Term Investments	5,287,032	-	-	5,287,032
Subtotal	$7,776,404	$3,437,255	$-	$11,213,659
Private Investment Funds				2,200,000
Real Estate Investment Trusts				4,386,668
Total Investments				$17,800,327

* The Fund did not hold any Level 3 securities at period end.

First Trust Real Assets Fund

NOTES TO FINANCIAL STATEMENTS ‐ Continued

September 30, 2022 (Unaudited)

Note 9 – Risk Factors

An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity and fixed income securities.

No guarantee or representation is made that the investment program will be successful.

The global outbreak of coronavirus (COVID-19) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.

Note 10 – Recently Issued Accounting Pronouncements and Regulatory Updates

In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Investment Manager as its valuation designee to perform fair value determinations and approved new Valuation Procedures for the Fund.

First Trust Real Assets Fund

NOTES TO FINANCIAL STATEMENTS ‐ Continued

September 30, 2022 (Unaudited)

Note 11 – Events Subsequent to the Period End

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events other than those noted in Note 7 that occurred during such period that would require disclosure or would require to be recognized in the financial statements.

First Trust Real Assets Fund

FUND INFORMATION

September 30, 2022 (Unaudited)

Approval of the Investment Management and Sub-Advisory Agreements

At the meeting of the Board held on March 8-9, 2022, by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the (i) Investment Management Agreement between the Investment Manager and the Fund, and (ii) the Sub-Advisory Agreement among the Fund, the Investment Manager and Angel Oak. The Sub-Advisory Agreement and together with the Investment Management Agreement are referred to herein as the “Advisory Agreements.” Pursuant to relief granted by the U.S. Securities and Exchange Commission in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the March 8-9, 2022 meeting (the “Meeting”) was held by videoconference.

In advance of the Meetings, the Independent Trustees requested and received materials from the Investment Manager and Sub-Adviser, respectively, to assist them in considering the approval of the Advisory Agreements. The Independent Trustees also considered the materials that had been submitted pursuant to the Board’s review of the Investment Management Agreement and the Sub-Advisory Agreement at the Board’s February 22, 2022 meeting. The Board did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreements, nor are the items described herein all encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager and the Sub-Adviser. The Independent Trustees then met separately with independent counsel to the Independent Trustees at the Meeting for a full review of the materials. Following these sessions, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Adviser and the Sub-Adviser to the Fund under the Advisory Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser and the Sub-Adviser, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Adviser and the Sub-Adviser who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Adviser’s and the Sub-Adviser’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Adviser’s and the Sub-Adviser’s compliance policies and procedures. The Board concluded that the overall quality of the advisory and administrative services to be provided was satisfactory.

PERFORMANCE

The Board considered the investment experience of the Adviser and the Sub-Adviser. The Board noted that the Adviser and the Sub-Adviser act as the investment adviser to a similarly structured investment products and reviewed relevant performance history. However, because the Fund had not yet commenced operations, the Board was not able to consider Fund performance.

First Trust Real Assets Fund

FUND INFORMATION

September 30, 2022 (Unaudited)

FEES AND EXPENSES

The Board reviewed the proposed advisory fee rate and estimated total expense ratio of the Fund. The Board noted that the fees payable to the Sub-Adviser under the Sub-Advisory Agreement would be paid by the Investment Manager from the advisory fees that it receives from the Fund. The Board compared the advisory fee and pro-forma total expense ratio for the Fund with various comparative data, including a report of other comparable funds prepared by an independent third party. In addition, the Board noted that the Adviser proposed to contractually limit total annual operating expenses until assets support the expenses of the Fund. The Board concluded that the advisory fees to be paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's advisory fees and the fees to be paid by the Investment Manager to the Sub-Adviser under the Advisory Agreements. The Board noted that the Fund's advisory and sub-advisory fees did not have breakpoints. The Board considered the Fund's advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund's current size, economies of scale were not present at this time.

PROFITABILITY OF INVESTMENT MANAGER AND SUB-ADVISER

The Board considered and reviewed pro-forma information concerning the estimated costs to be incurred and profits expected to be realized by the Investment Manager and the Sub-Adviser from their relationships with the Fund. Although the Board considered and reviewed pro-forma information concerning the Investment Manager’s and the Sub-Adviser’s expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Investment Manager and the Sub-Adviser from the management of the Fund, including, the ability to market other funds managed by the Investment Manager and the Sub-Adviser. The Board considered that: (i) an affiliate of the Investment Manager was proposed as the Fund's distributor and would receive certain fees in its role as the distributor and for other services related to the Fund, which would be paid by the Investment Manager; and (ii) an affiliate of the Investment Manager would receive an additional management fee for assets held in the Fund by such affiliate's wealth management clients. The Board noted that the Investment Manager and the Sub-Adviser did not have affiliations with the Fund's transfer agent, administrator or custodian and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of any fall-out benefits.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Advisory Agreements for an initial two-year term.

First Trust Real Assets Fund

FUND INFORMATION

September 30, 2022 (Unaudited)

	TICKER	CUSIP
First Trust Real Assets Fund– Class A Shares	FTRDX	33742N103
First Trust Real Assets Fund – Class I Shares	FTREX	33742N202

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.

First Trust Real Assets Fund

235 West Galena Street

Milwaukee, WI 53212

Toll Free: (877) 779-1999

First Trust Real Assets Fund

PRIVACY POLICY

(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•       Social Security number

•       Account balances

•       Account transactions

•       Transaction history

•       Wire transfer instructions

•       Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-440-4450

First Trust Real Assets Fund

PRIVACY POLICY - Continued

(Unaudited)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

•     Open an account

•     Provide account information

•     Give us your contact information

•     Make a wire transfer

•     Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•     Affiliates from using your information to market to you

•     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Alternative Fund Advisor LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

ITEM 1.(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)         The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Real Assets Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 7, 2022

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 7, 2022

* Print the name and title of each signing officer under his or her signature.